CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2011
Increase (Decrease) in Stockholders' Equity
Balance (in shares)	31,097,844			31,868,541
Balance	$ 356,862	$ 362,996	$ 298,056		$ 271,904
Common share cancellation (note 25)		(5,772)	(6,312)
Stock option exercises (note 26)	6,404	8,106	436
Stock-based compensation (note 26)	9,404	9,347	6,713
Purchase of treasury shares for RSU distribution	(5,955)	(3,433)	(2,489)
Distribution of vested RSUs	(1,403)	(408)	(4)
Excess tax benefits from equity awards	1,376	1,458	71
Net earnings (loss)	(16,853)	55,038	27,199
Foreign currency translation adjustments, net of tax	893	604	538
Common Stock [Member]
Increase (Decrease) in Stockholders' Equity
Balance (in shares)	31,097,844	30,592,423	31,306,692	31,868,541
Balance	339,640	329,628	322,770		328,440
Common share cancellation (note 25) (in shares)	0	(510,439)	(800,000)
Common share cancellation (note 25)		(5,384)	(6,312)
Stock-based compensation (note 26)	686,384	965,228	85,051
Stock option exercises (note 26)	9,236	11,853	637
Distribution of vested RSUs (in shares)	84,313	50,632	680
Distribution of vested RSUs	776	389	5
Treasury Shares [Member]
Increase (Decrease) in Stockholders' Equity
Balance (in shares)	507,147	716,313	877,559	342,645
Balance	(6,236)	(5,137)	(5,172)		(6,141)
Purchase of treasury shares for RSU distribution (in shares)	311,333	270,265	336,638
Purchase of treasury shares for RSU distribution	(5,955)	(3,433)	(2,489)
Distribution of vested RSUs (in shares)	475,835	479,431	497,884
Distribution of vested RSUs	4,856	3,468	3,458
Additional paid-in capital [Member]
Increase (Decrease) in Stockholders' Equity
Balance	26,909	25,996	23,203		20,087
Stock option exercises (note 26)	(2,832)	(3,747)	(201)
Stock-based compensation (note 26)	9,404	9,347	6,713
Distribution of vested RSUs	(7,035)	(4,265)	(3,467)
Excess tax benefits from equity awards	1,376	1,458	71
Retained earnings (deficit0 [Member]
Increase (Decrease) in Stockholders' Equity
Balance	2,514	19,367	(35,283)		(62,482)
Common share cancellation (note 25)		(388)
Net earnings (loss)	(16,853)	55,038	27,199
Accumulated other comprehensive income (loss) [Member]
Increase (Decrease) in Stockholders' Equity
Balance	(5,965)	(6,858)	(7,462)		(8,000)
Foreign currency translation adjustments, net of tax	$ 893	$ 604	$ 538